Net interest income (Table)	12 Months Ended
Dec. 31, 2020
Consolidated and separate financial statements [line items]
Net interest income
	2020	2019[a]	2018[a]
	£m	£m	£m
Cash and balances at central banks	226	919	919
Loans and advances at amortised cost	4,510	5,514	5,554
Fair value through other comprehensive income	604	831	662
Negative interest on liabilities	68	13	35
Other	598	808	289
Interest and similar income	6,006	8,085	7,459
Deposits at amortised cost	(644)	(1,778)	(1,591)
Debt securities in issue[b]	(424)	(873)	(493)
Subordinated liabilities	(1,112)	(1,096)	(1,397)
Negative interest on assets	(325)	(250)	(228)
Other	(341)	(181)	(620)
Interest and similar expense	(2,846)	(4,178)	(4,329)
Net interest income	3,160	3,907	3,130

Notes

a Comparatives for negative interest income on liabilities and negative interest expense on assets have been re-presented from Other interest income and Other interest expense.

b Barclays Bank Group has amended the presentation of the premium paid for purchased financial guarantees which are embedded in notes it issues directly to the market. From 2020 onwards, the full note coupon (£99m) is presented as interest and similar expense within net interest income. The financial guarantee element of the coupon had previously been recognised in net investment income (2019: £24m, 2018: £1m). The comparatives have not been restated.